Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 19,124	$ 16,995	$ 18,437
Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,588	6,620	6,837
Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	4,048	3,493	3,460
Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	2,248	1,673	1,897
Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,023	427	76
Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	910	1,047	1,031
Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	528	614	608
LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	472	379	472
Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	112	95	198
Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	471	438	495
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	389	594	835
Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	467	224	773
Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	85	172	172
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	121	76	102
Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	184	102	120
Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	433	99	135
Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	160	181	203
Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	192	249	405
LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	51	50	43
Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	642	462	575
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	32	51
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	32	51
Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	15,804	14,774	15,898
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,588	6,620	6,837
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	4,048	3,493	3,460
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	18	7	16
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,023	427	76
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	910	1,047	1,031
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	528	614	608
Downstream [member] | LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	472	379	472
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	112	95	198
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	471	438	495
Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	389	594	835
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	467	224	773
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	85	172	172
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	121	76	102
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	160	181	203
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	192	249	405
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	220	158	215
Gas and power [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	2,458	1,815	2,104
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	2,230	1,666	1,881
Gas and power [member] | LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	51	50	43
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	177	99	180
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	812	374	384
Central Administration and Others [member] | Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	184	102	120
Central Administration and Others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	433	99	135
Central Administration and Others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 195	$ 173	$ 129